Line of Credit - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended								12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Sep. 19, 2012	Apr. 30, 2012	Dec. 31, 2011	Oct. 27, 2011	Aug. 02, 2011	Oct. 29, 2010	Oct. 08, 2009	Dec. 31, 2012 Prime Rate	May 31, 2013 Minimum	Jul. 31, 2012 Minimum	May 31, 2013 Maximum	Jul. 31, 2012 Maximum	Jun. 30, 2013 Standby Letter of Credit	Dec. 31, 2012 Standby Letter of Credit
Line of Credit Facility [Line Items]
Line of credit	$ 80,000,000			$ 80,000,000	$ 60,000,000		$ 40,000,000	$ 20,000,000	$ 10,000,000	$ 3,000,000
Loan agreement interest rate, spread on variable rate											1.25%
Loan agreement interest rate, minimum			4.50%
Interest rate	4.50%		4.50%			4.50%
Commitment fee			296,000
Early termination fees			1,000,000
Line of credit classified as non-current liability	25,000,000		25,000,000
Outstanding letter of credit												10,000,000	5,500,000	15,000,000	10,000,000
Available credit facility	16,000,000		30,000,000
Outstanding line of credit	49,000,000		40,000,000
Reserved under standby letter of credit																15,000,000	10,000,000
Borrowings under credit facility	313,000,000	311,000,000
Repayments of credit facility	$ 304,000,000	$ 299,500,000